NET INVESTMENT IN DIRECT FINANCING LEASES (Summary of the Components of Net Investment in Direct Financing Leases) (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Total minimum lease payments to be received	$ 83,536,203	$ 86,731,625
Less: Amounts representing estimated executory costs	0	0
Minimum lease payments receivable	83,536,203	86,731,625
Less: unearned income, representing interest	(7,947,361)	(9,140,852)
Present value of minimum lease receivable	75,588,842	77,590,773
Less: Allowance for uncollectible receivables	(3,943,125)	(867,316)
Net investment in direct financing leases	$ 71,645,717	$ 76,723,457